SHAREHOLDERS' EQUITY (Schedule of RSUs Granted) (Details) - RSU [Member]	6 Months Ended
Jun. 30, 2023 $ / shares shares
Number of Units
Unvested at beginning of year	2,108,339
Granted	429,620
Vested	(20,656)
Forfeited	(159,303)
Unvested at end of the year	2,358,000
Weighted average fair value
Granted | $ / shares	$ 1.88